Expense Example - AMG GW&K Core Bond ESG Fund	Feb. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	783
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	698
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,177